                                                               File No. 33-44579
                                                                        811-6498

          THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BY THE BOARDS OF TRUSTEES OF THE REGISTRANT AND THE PORTFOLIOS

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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /
                          PRE-EFFECTIVE AMENDMENT NO.                   / /
                       POST-EFFECTIVE AMENDMENT NO. 19                  /x/



               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                           / /
                              AMENDMENT NO. 22                          /x/


                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

300 NORTH LAKE AVENUE
     PASADENA, CA                                                    91101-4106
(Address of Principal Executive Offices)                             (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER (INCLUDING AREA CODE): (818) 449-8500

                                  THAD M. BROWN
                          PROVIDENT INVESTMENT COUNSEL
                              300 NORTH LAKE AVENUE
                             PASADENA, CA 91101-4106
               (Name and address of agent for service of process)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)


         /x/ immediately upon filing pursuant to paragraph (b)
         / / on (date) pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(i)
         / / on (date) pursuant to paragraph (a)(i)
         / / 75 days after filing pursuant to paragraph (a)(ii)
         / / on June 20, 1996 pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.


To learn more about the Fund and its investments, you can obtain a copy of the Fund's most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated December 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of either document, call (800) 618-7643.


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the U.S. Government, the FDIC, the Federal Reserve Board, or any other U.S. Government agency, and are subject to investment risk, including the possible loss of principal.

THE FUND, UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS ASSETS IN THE PIC MIDCAP PORTFOLIO. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "STRUCTURE OF THE FUND AND THE PORTFOLIO" AND "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PIC

MIDCAP

FUND

This Fund is a growth fund. It seeks to increase the value of your investment over the long term. The Fund invests primarily in equity securities of companies with medium market capitalizations.

PROSPECTUS

DECEMBER 31, 1997


PROVIDENT INVESTMENT COUNSEL
300 NORTH LAKE AVENUE
PASADENA, CA 91101

KEY FACTS

THE FUND AT A GLANCE


MANAGEMENT: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Fund's Advisor. At September 30, 1996, total assets under PIC's management were $20 billion.


GOAL: Long term growth of capital (increase in the value of the Fund's shares). As with any mutual fund, there is no assurance that the Fund will achieve its goal.

STRATEGY: Invests in the PIC MidCap Portfolio, which invests mainly in equity securities of companies with medium market capitalizations.

WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long-term returns. The Fund is designed for those who want to focus on medium capitalization stocks in search of above average returns. A company's market capitalization is the total market value of its outstanding common stock.

The value of the Fund's investments will vary from day to day, and generally reflects market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of smaller (including medium-capitalization), less well-known companies may be more volatile than those of larger companies. Over time, however, medium-capitalization stocks have shown greater growth potential than those of larger-capitalization companies. When you sell your shares, they may be worth more or less than what you paid for them. By itself, the Fund does not constitute a balanced investment plan.


                                  3                   PROSPECTUS

EXPENSES

SHAREHOLDER TRANSACTIONS EXPENSES are charges you pay when you buy, sell or hold shares in a fund.

Maximum sales charge                                          None
Maximum sales charge on reinvested
dividends                                                     None
Deferred sales charge on redemptions                          None

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets. The Fund indirectly pays an investment advisory fee equal to .60% of the Fund's average net assets. It also incurs other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. The Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

The following are projections based on estimated expenses, and are calculated as a percentage of average net assets. PIC reimburses the Fund for any expenses in excess of 0.90% of average net assets. Without this reimbursement, the total fund operating expenses would be estimated to be 1.50%.


Management fee                               .70%
12b-1 fee                                    NONE
Other expenses                               .29%
                                             ----
TOTAL FUND OPERATING EXPENSES                .99%


EXAMPLE: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:


After 1 year                 $    10
After 3 years                $    32


This example illustrates the effect of expenses, but it is not meant to suggest actual or expected costs or returns, all of which may vary.


PROSPECTUS                             4

THE FUND IN DETAIL

STRUCTURE OF THE FUND AND THE PORTFOLIO

UNLIKE MANY OTHER MUTUAL FUNDS which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the PIC MidCap Portfolio. This Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.


In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses.



The Fund's Trustees believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Fund's Board of Trustees at any time if the Board determines that it is in the best interests of the Fund to do so.



For further information, see "Charter--PIC," "Information aboutt the Fund's Investments" and "Securities and Investment Practices."



                                       5                           PROSPECTUS
states all those that are fundamental. All policies stated throughout the prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.

The Fund seeks long term growth of capital. The Portfolio, with respect to 75% of total assets, may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. The Portfolio may not invest more than 25% of its total assets in anyone industry.

BREAKDOWN OF EXPENSES

Like all mutual funds, the Fund pays fees related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.


The Portfolio pays an INVESTMENT ADVISORY FEE to PIC each month for managing its investments, at the annual rate of 0.70% of the Fund's average net assets. The Fund also pays PIC a fee at the annual rate of 0.20% for administrative services.


While the investment advisory fee is a significant component of the Portfolio's (and thus the Fund's) annual operating costs, the Fund also pays OTHER EXPENSES. The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration Corporation for managing some of their business affairs. The Portfolio pays a fee at the annual rate of 0.10% of its average net assets, and the Fund pays an annual fee of $15,000. The Fund and the Portfolio also pay other expenses, such as legal, audit, custodian and transfer agency fees, as well as the compensation of Trustees who are not affiliated with PIC.

PIC expects that the Portfolio's portfolio turnover rate will normally not exceed 100 %.


PIC has agreed to reimburse the Fund for investment advisory fees and other expenses above 0.99% of the Fund's average net assets. PIC retains the ability to be repaid by the Fund if expenses subsequently fall below the specified limit within the next three years. This reimbursement arrangement, which may be terminated at any time without notice, will decrease the Fund's expenses and boost its performance.


                                       9                           PROSPECTUS

                              PIC INVESTMENT TRUST

                       Statement of Additional Information


                            Dated December 31, 1997



This Statement of Additional Information relates only to the PIC MidCap Fund (the "Fund"), a series of shares of beneficial interest of PIC Investment Trust, an open-end management investment company formed as a Delaware business trust (the "Trust"). In addition to the Fund, the Trust consists of other series representing separate investment funds, which are covered by separate Statements of Additional Information.



This Statement of Additional Information provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus, a copy of which may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (800)618-7643.


                                TABLE OF CONTENTS



                                                         Cross-reference to page in
                                                        in the prospectus of the PIC:
                                                        -----------------------------

                                                                  MidCap
                                              Page                Fund
                                              ----                ----
Investment Objective and Policies.........     B-2                  6
      The Growth Fund ....................     B-2
      The Balanced Fund...................     B-2
      The Small Cap. Fund.................     B-2
      The MidCap Fund.....................     B-2                  6
      Investment Restrictions.............     B-2                  8
      Repurchase Agreements...............     B-3                  8
      Options Activities..................     B-4                  8
      Futures Contracts...................     B-4                  8
      Foreign Securities..................     B-5                  8
      Forward Foreign Currency
          Exchange Contracts..............     B-5
      Segregated Accounts.................     B-6
      Debt Securities and
          Ratings.........................     B-7
Management................................     B-7                  6
Portfolio Transactions and
      Brokerage...........................    B-10                  6
Net Asset Value...........................    B-11                 11
Taxation..................................    B-11                 15
Dividends and Distributions...............    B-11                 15
Performance Information...................    B-12
General Information.......................    B-13                 19
Financial Statements......................    B-14
Appendix..................................    B-14

                       INVESTMENT OBJECTIVES AND POLICIES



THE MIDCAP FUND

      The investment objective of the MidCap Fund is to provide capital appreciation. There is no assurance that the MidCap Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC MidCap Portfolio (the "MidCap Portfolio"). The MidCap Portfolio is a diversified open-end management investment company having the same investment objective as the MidCap Fund. The discussion below supplements information contained in the prospectus as to investment policies of the MidCap Fund and the MidCap Portfolio. Because the investment characteristics of the MidCap Fund will correspond directly to those of the MidCap Portfolio, the discussion refers to those investments and techniques employed by the Midcap Portfolio.

INVESTMENT RESTRICTIONS

      The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio.

      As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a

Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Fund invests all of its assets in shares of the Portfolios. The Fund's and Portfolio's investment objective is fundamental.



      In addition, the Fund and Portfolio may not:



      1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;



      2. Make short sales of securities or maintain a short position;


      3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;





      4. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);



      5. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;






      6. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or



      7. Make investments for the purpose of exercising control or management.



      The Portfolio observes the following restrictions as a matter of operating but not fundamental policy:



      The Portfolio may not:



      1. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);



      2. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;



      3. Invest in oil and gas limited partnerships or oil, gas or mineral leases;



      4. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal law.

      5. Invest more 10% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).


REPURCHASE AGREEMENTS

      Repurchase agreements are transactions in which the Fund or Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.



      Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.


OPTIONS ACTIVITIES

      The Portfolio may write (i.e., sell) call options ("calls") on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.



      The Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).



      The Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.



      The Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.


      In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS

      The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.






      A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.


      There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on debt securities or stock indexes.

      In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

      Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

FOREIGN SECURITIES

      The Portfolio may invest in securities of foreign issuers as stated in its prospectus. In addition, the Portfolio may invest in American Depositary Receipts

("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer that the holder of a sponsored ADR.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


      The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.


      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

      At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

      The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

SEGREGATED ACCOUNTS

      When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, cash, U.S. Government securities or other liquid high-quality debt securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, cash, U.S. Government securities or other liquid high-quality debt securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

DEBT SECURITIES AND RATINGS

      Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                   MANAGEMENT


      The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.


      The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


Jettie M. Edwards (age 52), Trustee          Consulting principal of
1525 Willina Lane                            Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Bernard J. Johnson (age 72), Trustee         Retired; formerly Chairman Emeritus of the Advisor
300 North Lake Avenue
Pasadena, CA 91101

Jeffrey D. Lovell (age 44), Trustee          Principal, President and co-founder
317 Rosecrans Avenue                         of Putnam, Lovell & Thornton, Inc.
Manhattan Beach, CA 90266                    (investment bankers)

Jeffrey J. Miller (age 46), President        Managing Director and Secretary of the Advisor;
      and Trustee*                           President and Trustee of each of the Portfolios
300 North Lake Avenue
Pasadena, CA 91101

Wayne H. Smith (age 55), Trustee             Vice President and Treasurer of Avery Dennison
150 N. Orange Grove Blvd.                    Corporation (office products manufacturer)
Pasadena, CA  91103

Thad M. Brown (age 46), Vice                 Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101



      The Trustees and officers of the Portfolio, their business address and their occupations during the past five years are:



Richard N. Frank (age 72), Trustee           Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                        Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                           of Lawry's Foods, Inc.

Bernard J. Johnson (age 72),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA 91101

James Clayburn LaForce (age 68),             Dean Emeritus, John E. Anderson Graduate School of
     Trustee                                 Management, University of California, Los Angeles.
P.O. Box 1585                                Director of The BlackRock Funds. Trustee of Payden & Rygel
                                             Investment Trust. Director of the Timken Co., Rockwell
                                             International, Eli Lilly, Jacobs Engineering Group and
                                             Imperial Credit Industries.

Jeffrey J. Miller (age 46), President        Managing Director and Secretary of the Advisor
     and Trustee*
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 58), Trustee         Vice Chairman and Executive Vice President
155 N. Lake Avenue                         of Countrywide Credit Industries (mortgage
Pasadena, CA 91101                         banking)

Thad M. Brown (age 46), Vice               Senior Vice President and Chief Financial Officer
     President, Secretary and              of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101


---------------------------------


* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.


The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                  Name of Trustee                             Total Compensation
                  ---------------                             ------------------
                  Jettie M. Edwards                                  $12,000(1)
                  Bernard J. Johnson                                  11,500(1)
                  Jeffrey D. Lovell                                   11,500(1)
                  Wayne H. Smith                                      12,000(1)
                  Richard N. Frank                                    12,000(2)
                  James Clayburn La Force                             12,000(2)
                  Angelo R. Mozilo                                    12,000(2)

         (1)      Compensation was paid by the Registrant

         (2) Compensation was paid by three other registered investment companies in the "Fund Complex."

THE ADVISOR

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The following information is provided about the Advisor and the Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to four Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.




         Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).


         The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor.


         The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.



                                 NET ASSET VALUE


         The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.



         The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of Interests in the Portfolio outstanding at such time.


                                    TAXATION


         The Fund will be taxed as a separate entity under the Internal
Revenue Code and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not their shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.



         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.



         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS


         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as capital gain, regardless of how long they have held their Fund shares.



         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.



         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.


                             PERFORMANCE INFORMATION

TOTAL RETURN

         Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

YIELD

         Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]
                     cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totalling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION


         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                               GENERAL INFORMATION

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created seven series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         The Trust's custodian, Provident National Bank, is responsible for holding the Funds' assets, and Provident Financial Processing Corporation acts as the Trust's accounting services agent. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

         Shares of any of the Funds owned by the Trustees and officers as a group were less than 1%.




                                    APPENDIX

                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION: CORPORATE BOND RATINGS

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-- highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

         (a)      Financial Statements:


         Not applicable to the MidCap Fund

PIC Small Cap Portfolio --




         (b)      Exhibits:
                  (1)    Declaration of Trust(3)
                  (2)    By-Laws(3)
                  (3)    Not applicable
                  (4)    Specimen stock certificate(4)
                  (5)    Not applicable
                  (6)    Distribution Agreement(3)
                  (7)    Not applicable
                  (8)    Custodian Agreement(1)
                  (9) (i) Administration Agreement with Investment Company Administration Corporation
                         (ii) Administration Agreement with Provident Investment Counsel
                  (10)   Opinion and consent of counsel(3)
                  (11)   Consent of McGladrey & Pullen(3)
                  (12)   Not applicable
                  (13)   Investment letter(3)
                  (14)   Individual Retirement Account forms(2)
                  (15)   Not applicable
                  (16)   Not applicable


         (1) Previously filed with Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 16, 1992 and incorporated herein by reference.

         (2) Previously filed with Post-effective Amendment No. 1 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 7, 1993 and incorporated herein by reference.


         (3) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.



         (4) To be filed by amendment.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         As of December 31, 1997, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC MidCap Portfolio and PIC Small Cap. Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

         As of November 30, 1997, the number of holders of each series of the Registrant was as follows:

               PIC Pinnacle Balanced Fund               74
               PIC Growth Fund                         319
               PIC Pinnacle Growth Fund                  2
               PIC Small Cap. Growth Fund               47
               PIC Small Company Growth Fund           125
               PIC Pinnacle Small Company Growth Fund   50

ITEM 27.  INDEMNIFICATION.

         Article VI of Registrant's By-Laws states as follows:
         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:


                  Brandes Investment Trust
                  Fremont Mutual Funds
                  Guinness Flight Investment Funds, Inc.
                  Jurika & Voyles Mutual Funds
                  Kayne Anderson Mutual Funds
                  LMH Fund, Inc.
                  Masters' Select Investment Trust
                  PIC Investment Trust
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group
                  O'Shaughnessy Funds, Inc.


         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                   Position and Offices     Position and
Name and Principal                    with Principal        Offices with
Business Address                      Underwriter           Registrant
----------------                      -----------            ----------
Robert H. Wadsworth                   President               Assistant
4455 E. Camelback Road                and Treasurer           Secretary
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                       Vice President          Assistant
2025 E. Financial Way                                         Treasurer
Glendora, CA 91741

Steven J. Paggioli                    Vice President &        Assistant
479 West 22nd Street                     Secretary            Secretary
New York, New York 10011

         (c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.

         The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of December, 1997.


                                       PIC INVESTMENT TRUST

                                       By Jeffrey J. Miller*
                                          ---------------------------
                                          Jeffrey J. Miller
                                          President


         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 30, 1997.


Jeffrey J. Miller*                                 President and
-----------------------------                      Trustee
Jeffrey J. Miller

Jettie M. Edwards*                                 Trustee
-----------------------------
Jettie M. Edwards

Bernard J. Johnson*                                Trustee
-----------------------------
Bernard J. Johnson

Jeffrey D. Lovell*                                 Trustee
-----------------------------
Jeffrey D. Lovell

Wayne H. Smith*                                    Trustee
-----------------------------
Wayne H. Smith

Thad M. Brown*                                     Treasurer and Principal
-----------------------------                      Financial and Accounting
Thad M. Brown                                      Officer


*    Robert H. Wadsworth
-----------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


         PIC MidCap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 30th day of December, 1997.


                                       PIC MIDCAP PORTFOLIO

                                       By Jeffrey J. Miller*
                                          ---------------------------
                                          Jeffrey J. Miller
                                          President


         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 30, 1997.


         Signature                                            Title
         ---------                                            -----
Jeffrey J. Miller*                          President and Trustee
-----------------------------               of PIC MidCap Portfolio
Jeffrey J. Miller

Richard N. Frank*                           Trustee of PIC MidCap Portfolio
-----------------------------
Richard N. Frank

James Clayburn LaForce*                     Trustee of PIC MidCap Portfolio
-----------------------------
James Clayburn LaForce

Angelo R. Mozilo*                           Trustee of PIC MidCap Portfolio
-----------------------------
Angelo R. Mozilo

Thad M. Brown*                              Treasurer and Principal Financial
-----------------------------               and Accounting Officer of
Thad M. Brown                               PIC MidCap Portfolio


*    Robert H. Wadsworth
-----------------------------
By: Robert H. Wadsworth
    Attorney-in-fact